UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BRC Investment Management LLC
Address:  8400 East Prentice Avenue, Suite 1401
          Greenwood Village, CO 80111

13F File Number: 028-11434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  Mark F. Jaeger
Title: Managing Member
Phone: 303-414-1100

Signature,                Place,                         and Date of Signing

Mark F. Jaeger            Greenwood Village, CO          July 12, 2012

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              54

Form13F Information Table Value Total:          $516,109
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE




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FORM 13F INFORMATION TABLE

                              Title of             Value    Shares/   SH/ Put/ Investment   Other      Voting Authority
Name of Issuer                  Class    Cusip   (x$1000) Prn Amount  PRN Call Discretion Managers     Sole    Shared  None
ACE LIMITED                      COM   H0023R105     14179     191276 SH          Sole                   191276
AETNA INC                        COM   00817Y108       577      14872 SH          Sole                    14872
ALLSTATE                         COM   020002101     15242     434370 SH          Sole                   434370
ALTRIA GROUP, INC                COM   02209S103      2894      83776 SH          Sole                    83776
AMERICAN INTERNATIONAL GROUP,    COM   026874784     15355     478483 SH          Sole                   478483
AMETEK INC                       COM   031100100     12075     241932 SH          Sole                   241932
AMGEN INCORPORATED               COM   031162100     15705     215403 SH          Sole                   215403
APPLE COMPUTERS                  COM   037833100     17828      30528 SH          Sole                    30528
ARCHER DANIELS                   COM   039483102      2349      79570 SH          Sole                    79570
AT&T CORP                        COM   00206R102     16050     450096 SH          Sole                   450096
BROADCOM CORPORATION             COM   111320107      2720      80557 SH          Sole                    80557
CARDINAL HEALTH, INC.            COM   14149Y108     14430     343582 SH          Sole                   343582
CATERPILLAR INC                  COM   149123101      2158      25419 SH          Sole                    25419
CBS CORP                         COM   124857202     17360     529596 SH          Sole                   529596
CHEVRON TEXACO CORP              COM   166764100      2760      26160 SH          Sole                    26160
CORNING INC                      COM   219350105      2566     198470 SH          Sole                   198470
CVS CORPORATION                  COM   126650100     16539     353917 SH          Sole                   353917
DANAHER CORP                     COM   235851102      2714      52106 SH          Sole                    52106
DEAN FOODS CO                    COM   242370104     14424     846949 SH          Sole                   846949
DEERE & CO                       COM   244199105     12571     155452 SH          Sole                   155452
DISCOVER FINANCIAL SERVICES      COM   254709108     13706     396365 SH          Sole                   396365
DISNEY                           COM   254687106      2819      58120 SH          Sole                    58120
EASTMAN CHEM CO                  COM   277432100     11819     234636 SH          Sole                   234636
EBAY INC COM                     COM   278642103      2812      66930 SH          Sole                    66930
EOG RESOURCES INC                COM   26875P101      2175      24132 SH          Sole                    24132
FIRSTENERGY CORP                 COM   337932107     16519     335826 SH          Sole                   335826
FISERV INC                       COM   337738108     13628     188696 SH          Sole                   188696
FMC CORP                         COM   302491303     13352     249670 SH          Sole                   249670
GRAINGER WW INC                  COM   384802104       727       3801 SH          Sole                     3801
HARLEY-DAVIDSON INC              COM   412822108     11104     242816 SH          Sole                   242816
HONEYWELL INT'L                  COM   438516106      2539      45475 SH          Sole                    45475
INTERNATIONAL BUSINESS MACHS     COM   459200101     14947      76426 SH          Sole                    76426
JB HUNT TRANS SVC INC            COM   445658107     13562     227547 SH          Sole                   227547
KIMBERLY CLARK                   COM   494368103       233       2780 SH          Sole                     2780
LILLY ELI & CO                   COM   532457108      2861      66670 SH          Sole                    66670
MACY'S INC                       COM   55616P104       622      18097 SH          Sole                    18097
MARATHON PETROLEUM CORPORATION   COM   56585A102     17459     388662 SH          Sole                   388662
MERCK & CO INC                   COM   58933Y105      2947      70590 SH          Sole                    70590
MICROSOFT                        COM   594918104     15427     504305 SH          Sole                   504305
MONSANTO                         COM   61166W101      2834      34234 SH          Sole                    34234
MOTOROLA SOLUTIONS INC           COM   620076307     14676     305041 SH          Sole                   305041
NATIONAL OILWELL, INC.           COM   637071101     11446     177626 SH          Sole                   177626
NORFOLK SOUTHERN CORP            COM   655844108      2810      39150 SH          Sole                    39150
NORTHROP GRUMMAN                 COM   666807102     12730     199567 SH          Sole                   199567
PETSMART INC COM                 COM   716768106     12213     179129 SH          Sole                   179129
ROSS STORES                      COM   778296103     12914     206724 SH          Sole                   206724
T J X COMPANIES INC              COM   872540109      2674      62290 SH          Sole                    62290
TERADYNE INC                     COM   880770102     12174     865868 SH          Sole                   865868
UNITED HEALTHCARE CORP INC       COM   91324P102     12283     209970 SH          Sole                   209970
US BANCORP                       COM   902973304     16561     514946 SH          Sole                   514946
VALERO ENERGY CORP               COM   91913Y100     12377     512502 SH          Sole                   512502
WAL MART STORES INC              COM   931142103      2644      37920 SH          Sole                    37920
WHOLE FOODS MKT INC COM          COM   966837106     14858     155870 SH          Sole                   155870
WYNDHAM INTL, INC.               COM   98310W108     13161     249537 SH          Sole                   249537
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